Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Abstract]
Amortization expense	$ 350	$ 450
Loss on disposal	$ (30)	$ (300)